Licensing Agreements (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2014	Oct. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Total royalty revenue			$ 15,413	$ 67,492	$ 15,413	$ 130,440	$ 205,439	$ 140,894
Dethrone Royalty Holdings, Inc [Member]
Percentage of royalties revenue		10.00%
Number of common stock shares received to royalty payments		5,437,603
Common stock trading value		$ 114,190
Total royalty revenue							75,000	75,000
Partner Business Importacao e Exportacao, LTDA [Member]
Percentage of royalties revenue	10.00%
Total royalty revenue							750,000	$ 125,000
Eye Fitness Pty Ltd [Member]
Total royalty revenue							$ 0